UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2011

Check here if Amendment [ X ]; Amendment Number:  1
  This Amendment (Check only one.):[ X] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AXA Equitable Life Insurance Company

Address:   1290 Avenue of the Americas
           New York, NY  10104

13F File Number:  28-42

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alvin H. Fenichel
Title:  Senior Vice President and Chief Accounting Officer
Phone:  (212) 314-4094

Signature, Place, and Date of Signing:


 /s/ Alvin H. Fenichel        New York, NY                  February 1, 2012
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

(Please direct all questions to Dean Dubovy,     (201) 743-5068  )

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number   Name
28-3570       AXA
28-10562      AllianceBernstein L.P.
28-1006	      Barrow, Hanley, Mewhinney & Strauss, LLC
28-12016      BlackRock Investment Management, LLC
28-1887       GAMCO Asset Management, Inc.
28-06748      Marsico Capital Management, LLC
28-00288      Montag & Caldwell, LLC
28-2701       Pacific Investment Management Company LLC

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 None

Form 13F Information Table Entry Total:            None

Form 13F Information Table Value Total:            None